Financial instruments (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 0	SFr 114
Transfers in, liabilities		0
Transfers out, liabilities		(127)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		13
Balance at end of period, liabilities		0
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	4
Sales, liabilities	(4)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	0	0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	100	55
Transfers in, liabilities	12	0
Transfers out, liabilities	(16)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	213	45
Settlements, liabilities	(28)	(19)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(18)	16
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(9)	3
Balance at end of period, liabilities	254	100
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,417	5,564
Transfers in, liabilities	2,515	2,471
Transfers out, liabilities	(1,891)	(1,655)
Purchases, liabilities	63	36
Sales, liabilities	(57)	(39)
Issuances, liabilities	1,460	1,526
Settlements, liabilities	(3,098)	(2,778)
Gain (loss) on transfers in/out included in trading revenues, liabilities	20	251
Gain (loss) on all other activity included in trading revenues, liabilities	(697)	469
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(18)	0
Foreign currency translation impact, liabilities	(99)	572
Balance at end of period, liabilities	4,615	6,417
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,202	1,129
Transfers in, liabilities	109	56
Transfers out, liabilities	(400)	(109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	140	72
Settlements, liabilities	(343)	(499)
Gain (loss) on transfers in/out included in trading revenues, liabilities	13	1
Gain (loss) on all other activity included in trading revenues, liabilities	(127)	429
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(16)	123
Balance at end of period, liabilities	578	1,202
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	560	938
Transfers in, liabilities	19	0
Transfers out, liabilities	(36)	(2)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	20	5
Settlements, liabilities	(76)	(239)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	(151)	(205)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(8)	67
Balance at end of period, liabilities	329	560
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,760	1,230
Transfers in, liabilities	1,860	1,906
Transfers out, liabilities	(628)	(587)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	330	473
Settlements, liabilities	(2,098)	(885)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(43)	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	(362)	496
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(62)	143
Balance at end of period, liabilities	1,757	2,760
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,466	1,896
Transfers in, liabilities	297	478
Transfers out, liabilities	(796)	(941)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	689	656
Settlements, liabilities	(349)	(890)
Gain (loss) on transfers in/out included in trading revenues, liabilities	48	273
Gain (loss) on all other activity included in trading revenues, liabilities	3	(201)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(11)	195
Balance at end of period, liabilities	1,347	1,466
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	95	165
Transfers in, liabilities	98	67
Transfers out, liabilities	(37)	(74)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	371	382
Settlements, liabilities	(442)	(456)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	(10)	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(2)	14
Balance at end of period, liabilities	72	95
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,608	9,780
Transfers in, liabilities	2,603	2,441
Transfers out, liabilities	(4,819)	(3,475)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	7,386	8,432
Settlements, liabilities	(4,874)	(3,870)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	144
Gain (loss) on all other activity included in trading revenues, liabilities	(801)	(338)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(5)	0
Foreign currency translation impact, liabilities	41	1,494
Balance at end of period, liabilities	14,123	14,608
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	10,267	6,217
Transfers in, liabilities	1,117	1,468
Transfers out, liabilities	(3,293)	(1,931)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,464	5,930
Settlements, liabilities	(3,104)	(2,027)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities	(566)	(406)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	46	1,022
Balance at end of period, liabilities	9,924	10,267
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,952	2,552
Transfers in, liabilities	1,197	924
Transfers out, liabilities	(902)	(1,007)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	912	1,170
Settlements, liabilities	(807)	(1,153)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	155
Gain (loss) on all other activity included in trading revenues, liabilities	(148)	10
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(4)	301
Balance at end of period, liabilities	3,197	2,952
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,363	2,861
Transfers in, liabilities	249	121
Transfers out, liabilities	(1,240)	(133)
Purchases, liabilities	184	530
Sales, liabilities	(218)	(1,215)
Issuances, liabilities	10	649
Settlements, liabilities	(245)	(233)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11	11
Gain (loss) on all other activity included in trading revenues, liabilities	18	114
Gain (loss) on transfers in/out included in other revenues, liabilities	8	3
Gain (loss) on all other activity included in other revenues, liabilities	408	361
Foreign currency translation impact, liabilities	(57)	294
Balance at end of period, liabilities	2,491	3,363
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	616	1,143
Transfers in, liabilities	14	76
Transfers out, liabilities	(18)	(50)
Purchases, liabilities	132	292
Sales, liabilities	(127)	(949)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	2	0
Gain (loss) on all other activity included in trading revenues, liabilities	(160)	29
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(2)
Foreign currency translation impact, liabilities	(5)	77
Balance at end of period, liabilities	454	616
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,583	18,539
Transfers in, liabilities	5,477	5,100
Transfers out, liabilities	(8,003)	(5,464)
Purchases, liabilities	251	566
Sales, liabilities	(279)	(1,254)
Issuances, liabilities	9,440	11,034
Settlements, liabilities	(8,687)	(7,356)
Gain (loss) on transfers in/out included in trading revenues, liabilities	14	403
Gain (loss) on all other activity included in trading revenues, liabilities	(1,508)	261
Gain (loss) on transfers in/out included in other revenues, liabilities	8	3
Gain (loss) on all other activity included in other revenues, liabilities	385	361
Foreign currency translation impact, liabilities	(126)	2,390
Balance at end of period, liabilities	21,555	24,583
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0	114
Transfers in, liabilities		0
Transfers out, liabilities		(127)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		13
Balance at end of period, liabilities		0
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	4
Sales, liabilities	(4)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	0	0
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	100	55
Transfers in, liabilities	12	0
Transfers out, liabilities	(16)	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	213	45
Settlements, liabilities	(28)	(19)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(18)	16
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(9)	3
Balance at end of period, liabilities	254	100
Bank | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,417	5,564
Transfers in, liabilities	2,515	2,471
Transfers out, liabilities	(1,891)	(1,655)
Purchases, liabilities	63	36
Sales, liabilities	(57)	(39)
Issuances, liabilities	1,460	1,526
Settlements, liabilities	(3,098)	(2,778)
Gain (loss) on transfers in/out included in trading revenues, liabilities	20	251
Gain (loss) on all other activity included in trading revenues, liabilities	(697)	469
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(18)	0
Foreign currency translation impact, liabilities	(99)	572
Balance at end of period, liabilities	4,615	6,417
Bank | Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,202	1,129
Transfers in, liabilities	109	56
Transfers out, liabilities	(400)	(109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	140	72
Settlements, liabilities	(343)	(499)
Gain (loss) on transfers in/out included in trading revenues, liabilities	13	1
Gain (loss) on all other activity included in trading revenues, liabilities	(127)	429
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(16)	123
Balance at end of period, liabilities	578	1,202
Bank | Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	560	938
Transfers in, liabilities	19	0
Transfers out, liabilities	(36)	(2)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	20	5
Settlements, liabilities	(76)	(239)
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	(151)	(205)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(8)	67
Balance at end of period, liabilities	329	560
Bank | Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,760	1,230
Transfers in, liabilities	1,860	1,906
Transfers out, liabilities	(628)	(587)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	330	473
Settlements, liabilities	(2,098)	(885)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(43)	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	(362)	496
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(62)	143
Balance at end of period, liabilities	1,757	2,760
Bank | Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,466	1,896
Transfers in, liabilities	297	478
Transfers out, liabilities	(796)	(941)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	689	656
Settlements, liabilities	(349)	(890)
Gain (loss) on transfers in/out included in trading revenues, liabilities	48	273
Gain (loss) on all other activity included in trading revenues, liabilities	3	(201)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(11)	195
Balance at end of period, liabilities	1,347	1,466
Bank | Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	95	165
Transfers in, liabilities	98	67
Transfers out, liabilities	(37)	(74)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	371	382
Settlements, liabilities	(442)	(456)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	(10)	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(2)	14
Balance at end of period, liabilities	72	95
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	14,608	9,780
Transfers in, liabilities	2,603	2,441
Transfers out, liabilities	(4,819)	(3,475)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	7,386	8,432
Settlements, liabilities	(4,874)	(3,870)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	144
Gain (loss) on all other activity included in trading revenues, liabilities	(801)	(338)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(5)	0
Foreign currency translation impact, liabilities	41	1,494
Balance at end of period, liabilities	14,123	14,608
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	10,267	6,217
Transfers in, liabilities	1,117	1,468
Transfers out, liabilities	(3,293)	(1,931)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,464	5,930
Settlements, liabilities	(3,104)	(2,027)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities	(566)	(406)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	46	1,022
Balance at end of period, liabilities	9,924	10,267
Bank | Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,952	2,552
Transfers in, liabilities	1,197	924
Transfers out, liabilities	(902)	(1,007)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	912	1,170
Settlements, liabilities	(807)	(1,153)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)	155
Gain (loss) on all other activity included in trading revenues, liabilities	(148)	10
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(4)	301
Balance at end of period, liabilities	3,197	2,952
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,358	2,859
Transfers in, liabilities	249	121
Transfers out, liabilities	(1,238)	(133)
Purchases, liabilities	184	530
Sales, liabilities	(218)	(1,215)
Issuances, liabilities	10	647
Settlements, liabilities	(244)	(233)
Gain (loss) on transfers in/out included in trading revenues, liabilities	11	11
Gain (loss) on all other activity included in trading revenues, liabilities	18	114
Gain (loss) on transfers in/out included in other revenues, liabilities	8	3
Gain (loss) on all other activity included in other revenues, liabilities	403	359
Foreign currency translation impact, liabilities	(58)	295
Balance at end of period, liabilities	2,483	3,358
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	616	1,143
Transfers in, liabilities	14	76
Transfers out, liabilities	(18)	(50)
Purchases, liabilities	132	292
Sales, liabilities	(127)	(949)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	2	0
Gain (loss) on all other activity included in trading revenues, liabilities	(160)	29
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	(2)
Foreign currency translation impact, liabilities	(5)	77
Balance at end of period, liabilities	454	616
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	24,578	18,537
Transfers in, liabilities	5,477	5,100
Transfers out, liabilities	(8,001)	(5,464)
Purchases, liabilities	251	566
Sales, liabilities	(279)	(1,254)
Issuances, liabilities	9,440	11,032
Settlements, liabilities	(8,686)	(7,356)
Gain (loss) on transfers in/out included in trading revenues, liabilities	14	403
Gain (loss) on all other activity included in trading revenues, liabilities	(1,508)	261
Gain (loss) on transfers in/out included in other revenues, liabilities	8	3
Gain (loss) on all other activity included in other revenues, liabilities	380	359
Foreign currency translation impact, liabilities	(127)	2,391
Balance at end of period, liabilities	SFr 21,547	SFr 24,578